Derivatives - Hedging instrument impacted by Ibor reform (Details) number in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional	161,862		192,457
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	129,369	129,369	157,436	157,436
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	97,883		121,588
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	97,879	97,879	121,573	121,573
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	53,162		60,369
Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	31,490	31,490	35,863	35,863
Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		61,783		90,783
Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		42,461		64,415
Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		19,322		26,368
Not impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		67,586		66,653
Not impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		55,418		57,158
Not impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		12,168		9,495
€ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		18,277		26,136
€ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		9,615		17,792
€ | Impacted by Ibor reform | Fair value hedges | Interest rate | Euribor
Disclosure of detailed information about hedging instruments [line items]
Notional		8,793		6,000
€ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		8,662		8,344
€ | Impacted by Ibor reform | Cash flow hedges | Interest rate | Euribor
Disclosure of detailed information about hedging instruments [line items]
Notional		8,662		8,344
£ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		1,140		6,228
£ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		311		3,706
£ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		829		2,522
$ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		29,712		41,494
$ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		25,511		32,789
$ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		4,201		8,705
Other | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		12,654		16,925
Other | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		7,024		10,128
Other | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		5,630		6,797